Cover	Oct. 19, 2026
Document Information [Line Items]
Document Type	6-K
Registrant Name	INTER & Co, INC.
Entity File Number	132-02847
Entity Address, Address Line One	Maples Corporate Services Limited, PO Box 309, Ugland House,
Entity Address, City or Town	Grand Cayman
Country of incorporation	Cayman Islands
Entity Address, Postal Zip Code	KY1-1104
Central Index Key	0001864163
Document Period End Date	Oct. 19, 2026
Current Fiscal Year End Date	--12-31
Amendment Flag	false